March 16, 2000

                            GENERAL MONEY MARKET FUND
                 GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND
                    GENERAL TREASURY PRIME MONEY MARKET FUND
                                 CLASS A SHARES

                            SUPPLEMENT TO PROSPECTUS

                             DATED DECEMBER 1, 1999

      Effective March 16, 2000, Dreyfus Service Corporation became the fund's distributor and entitled to receive all fees payable by the fund under its Rule 12b-1 Plan.

                                                                       GENs0300





                                                      March 16, 2000

                      GENERAL GOVERNMENT SECURITIES MONEY MARKET FUND
                         GENERAL MONEY MARKET FUND, INC.
                    GENERAL TREASURY PRIME MONEY MARKET FUND
                       GENERAL CALIFORNIA MUNICIPAL MONEY MARKET FUND
                  GENERAL MINNESOTA MUNICIPAL MONEY MARKET FUND
                       GENERAL MUNICIPAL MONEY MARKET FUND
                  GENERAL NEW YORK MUNICIPAL MONEY MARKET FUND
                              Class A and B Shares

                     SUPPLEMENT TO STATEMENT OF ADDITIONAL INFORMATION
                             DATED DECEMBER 1, 1999

      The following information replaces all contrary information contained in the sections of the Statement of Additional Information ("SAI") entitled "Description of the Funds", "Management of the Funds" and "Management Arrangements":

      Effective March 16, 2000, Dreyfus Service Corporation ("DSC") became the distributor to the Fund. DSC is located at 200 Park Avenue, New York, NY 10166.

      The following information replaces the information contained in the section of the Statement of Additional Information ("SAI") entitled "Management of the Funds - Officers of the Funds":

Stephen E. Canter,  President.  President,  Chief Operating  Officer,  and Chief
     Investment  Officer of the  Manager,  and an  officer  of other  investment companies advised and administered by the Manager. Mr. Canter also is a Director or an Executive Committee Member of the other investment management subsidiaries of Mellon Financial Corporation, each of which is an affiliate of the Manager. He is 54 years old.

Mark N. Jacobs, Vice President. Vice President, Secretary and General Counsel to the Manager, and an officer of other investment companies advised and administered by the Manager. He is 53 years old.

Joseph Connolly, Vice President and Treasurer. Director - Mutual Fund Accounting of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 42 years old.

Steven F. Newman, Secretary. Associate General Counsel and Assistant Secretary of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 50 years old.

Michael A.  Rosenberg,  Assistant  Secretary.  Associate  General Counsel of the
     Manager,   and  an  officer  of  other  investment  companies  advised  and administered by the Manager. He is 40 years old.


Janette E.  Farragher,  Assistant  Secretary.  Assistant  General Counsel of the
     Manager,   and  an  officer  of  other  investment  companies  advised  and administered by the Manager. She is 37 years old.

Michael Condon, Assistant Treasurer. Senior Treasury Manager of the Manager, and an officer of other investment companies advised and administered by the Manager. He is 38 years old.

      The address of each Fund officer is 200 Park Avenue, New York, NY 10166.

      The following information supplements and replaces all contrary information contained in the section of the SAI entitled "Service Plan and Distribution Plan":

      Coincident with the transfer of distribution responsibilities from Premier to DSC, the Board of General Government Securities Money Market Fund, General Money Market Fund and General Treasury Prime Money Market Fund approved amendments to each Fund's Service Plan for the Fund's Class A shares. The amendments only reflect DSC as distributor, and other non-material amendments to update the Plan. There was no change to the amount payable under any Plan or to any other material terms to a Plan. The Amended Plans provide that DSC is entitled to reimbursement for distributing each Fund's Class A shares and to receive payments for advertising and marketing related to Class A shares and for servicing shareholder accounts.